Interim Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Cash flows from (used in) operating activities
Net income before income taxes, including share of net income from investment in Schwab and TD Ameritrade	$ 4,104	$ 3,648
Adjustments to determine net cash flows from (used in) operating activities
Provision for credit losses (Note 6)	313	919
Depreciation	399	291
Amortization of other intangibles	180	202
Net securities losses (gains) (Note 5)	(20)	(10)
Deferred taxes	169	126
Changes in operating assets and liabilities
Interest receivable and payable (Notes 10, 12)	(16)	(79)
Securities sold under repurchase agreements	(13,204)	440
Securities purchased under reverse repurchase agreements	12,986	140
Securities sold short	6,769	7,832
Trading loans and securities	(8,033)	(16,475)
Loans net of securitization and sales	11,174	(9,448)
Deposits	31,840	21,899
Derivatives	4,170	(1,226)
Non-trading financial assets at fair value through profit or loss	858	(669)
Financial assets and liabilities designated at fair value through profit or loss	(10,096)	7,335
Securitization liabilities	(651)	28
Current taxes	467	(258)
Brokers, dealers and clients amounts receivable and payable	(5,337)	(1,347)
Other	6,820	(2,476)
Net cash from (used in) operating activities	42,723	10,667
Cash flows from (used in) financing activities
Redemption or repurchase of subordinated notes and debentures	2	(64)
Common shares issued (Note 13)	40	36
Repurchase of common shares (Note 13)		(306)
Sale of treasury shares (Note 13)	3,037	2,218
Purchase of treasury shares (Note 13)	(3,179)	(2,314)
Dividends paid	(1,386)	(1,337)
Repayment of lease liabilities	(136)	(143)
Net cash from (used in) financing activities	(1,622)	(1,910)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	(52,957)	(8,474)
Activities in financial assets at fair value through other comprehensive income (Note 5)
Purchases	(6,152)	(7,415)
Proceeds from maturities	7,936	9,537
Proceeds from sales	605	1,795
Activities in debt securities at amortized cost (Note 5)
Purchases	(27,278)	(15,101)
Proceeds from maturities	36,116	11,144
Proceeds from sales	597	164
Net purchases of land, buildings, equipment, and other depreciable assets	(3)	(212)
Net cash from (used in) investing activities	(41,136)	(8,562)
Effect of exchange rate changes on cash and due from banks	(160)	15
Net increase (decrease) in cash and due from banks	(195)	210
Cash and due from banks at beginning of period	6,445	4,863
Cash and due from banks at end of period	6,250	5,073
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the period	695	726
Amount of interest paid during the period	1,700	4,235
Amount of interest received during the period	7,319	9,922
Amount of dividends received during the period	392	490
Schwab and TD Ameritrade [member]
Adjustments to determine net cash flows from (used in) operating activities
Share of net income from investment in Schwab and TD Ameritrade (Note 7)	$ (169)	$ (205)